Allison Pristash
State Street
1 Lincoln Street
Mail Stop SFC 0805
Boston, MA 02111
Tel +1 617 662 7031
APristash@StateStreet.com

August 2, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Commission Staff:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated July 19, 2021 to the prospectus for the iShares U.S. Transportation ETF.

The purpose of this filing is to submit the 497 dated July 19, 2021 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash

Allison Pristash

cc:	Benjamin Haskin, Esq.